                   PROSPECTUS SUPPLEMENT DATED MARCH 15, 2004

               THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES

THE HARTFORD MUTUAL FUNDS PROSPECTUS        THE HARTFORD MUTUAL FUNDS PROSPECTUS
FOR CLASS A, CLASS B AND CLASS C SHARES,    FOR CLASS Y SHARES, DATED
DATED MARCH 1, 2004                         MARCH 1, 2004


--------------------------------------------------------------------------------

         The following portfolio manager changes are effective as of March 15, 2004:

THE HARTFORD INCOME FUND

Edward Vaimberg, Senior Vice President of Hartford Investment Management Company, replaced Christine Mozonski as co-Portfolio Manager of The Hartford Income Fund. Mr. Vaimberg joined Hartford Investment Management in 2003. Previously Mr. Vaimberg was a Managing Director of Global/Emerging Market Fixed Income Management at Bear Stearns Asset Management from 1994 to 2002. Mr. Vaimberg has been an investment professional involved in investment management since 1985.

THE HARTFORD INFLATION PLUS FUND

Timothy Wilhide, Senior Vice President of Hartford Investment Management Company, replaced James P. Connolly as co-Portfolio Manager of The Hartford Income Fund. Mr. Wilhide joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978.

THE HARTFORD MONEY MARKET FUND

Adam Tonkinson, Investment Officer of Hartford Investment Management Company, was named Assistant Portfolio Manager of The Hartford Money Market Fund. Mr. Tonkinson joined Hartford Investment Management in 2001 and has been an investment professional involved in securities analysis since that time and involved in securities trading since 2002. Prior to joining Hartford Investment Management, Mr. Tonkinson attended Yale School of Management from 1999 to 2001. Prior to attending graduate school, Mr. Tonkinson was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999.

THE HARTFORD SHORT DURATION FUND

The fund is co-managed by Robert Crusha and Brian Dirgins.

Robert Crusha, Vice President of Hartford Investment Management Company, was named co-Portfolio Manager of The Hartford Short Duration Fund. Mr. Crusha served as assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Brian Dirgins, Vice President of Hartford Investment Management Company, replaced James P. Connolly as co-Portfolio Manager of The Hartford Short Duration Fund. Mr. Dirgins joined Hartford Investment Management in 1998 and has been an investment professional involved in trading and securities analysis since 1989.